Organization Consolidation and Presentation of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2014
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2013	2014
A	33%	27%
B	25%	28%
C	17%	14%
D	10%	8%
E	8%	19%
Total	93%	96%